FEDERATED EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 2, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED EQUITY FUNDS (the “Trust”)

Federated Global Strategic Value Dividend Fund (the “Fund”)

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017

Dear Sir or Madam:

Post-Effective Amendment No. 180 under the Securities Act of 1933 and Amendment No. 174 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective January 17, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Federated Global Strategic Value Dividend Fund as a new portfolio of the Trust.

This Fund may be marketed through banks, savings associations or credit unions.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-8652.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures